Right-of-use assets	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
10. Right-of-use assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Other right-of-use assets	Total
Historical cost at December 31, 2024	1,141,589	164	9,011	1,150,764
Additions	159,077	8	2,527	161,612
Disposals	(23,350)	(86)	(1,533)	(24,969)
Exchange differences	(82,765)	(4)	(38)	(82,807)
Reclassification	1,880	—	—	1,880
Historical cost at June 30, 2025	1,196,431	82	9,967	1,206,480

Accumulated amortization at December 31, 2024	(565,656)	(51)	(3,620)	(569,327)
Amortization	(80,987)	(22)	(1,305)	(82,314)
Impairment	(4,046)	—	—	(4,046)
Disposals	18,741	30	1,191	19,962
Exchange differences	44,268	1	30	44,299
Reclassification	(1,034)	—	—	(1,034)
Accumulated amortization at June 30, 2025	(588,714)	(42)	(3,704)	(592,460)

Carrying amount at:
December 31, 2024	575,933	113	5,391	581,437
June 30, 2025	607,717	40	6,263	614,020

The Group leases various retail stores, warehouses, equipment and vehicles. Lease contracts are typically made for fixed periods of 1 year to 15 years and may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other right-of-use assets mainly include vehicles.
For the six months ended June 30, 2025 impairments of right-of-use assets were recognized for an amount of €4,046 thousand and primarily related to leased stores in the Greater China Region and Europe that are part of the Tom Ford Fashion segment, and to leased stores in the Greater China Region, Singapore and the United States that are part of the Zegna segment.
For the six months ended June 30, 2024 impairments of right-of-use assets were recognized for an amount of €3,036 thousand and primarily related to leased stores in Europe and United States that are part of the Thom Browne segment, to leased stores in the Greater China Region and South Korea that are part of the Tom Ford Fashion segment, and to a leased store in the Greater China Region that is part of the Zegna segment.